Off-balance sheet commitments given and contingent liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Off-Balance Sheet Commitments [Abstract]
Capital commitments	€ 182,597	€ 234,908